Calvert
Growth Allocation Fund
December 31, 2020
Schedule of Investments (Unaudited)

Mutual Funds — 94.9%(1)

Security	Shares	Value
Equity Funds — 91.0%
Calvert Impact Fund, Inc.:
Calvert Small-Cap Fund, Class R6	232,819	$ 7,517,724
Calvert Responsible Index Series, Inc.:
Calvert International Responsible Index Fund, Class R6	494,329	13,836,282
Calvert US Large-Cap Core Responsible Index Fund, Class R6	1,239,962	42,617,482
Calvert US Large-Cap Growth Responsible Index Fund, Class I	309,937	13,680,629
Calvert US Large-Cap Value Responsible Index Fund, Class I	1,438,616	38,439,830
Calvert US Mid-Cap Core Responsible Index Fund, Class I	210,683	7,310,687
Calvert Social Investment Fund:
Calvert Equity Fund, Class R6	116,708	9,125,394
Calvert World Values Fund, Inc.:
Calvert Emerging Markets Advancement Fund, Class I	1,019,257	12,903,795
Calvert Emerging Markets Equity Fund, Class R6	777,320	17,264,273
Calvert International Equity Fund, Class R6	921,340	22,996,645
Calvert International Opportunities Fund, Class R6	989,128	19,742,997
Calvert Mid-Cap Fund, Class I	82,497	3,826,198
		$209,261,936
Income Funds — 3.9%
Calvert Management Series:
Calvert Floating-Rate Advantage Fund, Class R6	530,321	$5,006,229
The Calvert Fund:
Calvert High Yield Bond Fund, Class R6	149,240	4,051,867
		$9,058,096
Total Mutual Funds (identified cost $165,065,603)		$218,320,032

U.S. Treasury Obligations — 1.6%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Protected Bond, 0.250%, 2/15/50(2)(3)	$3,140	$ 3,747,330
Total U.S. Treasury Obligations (identified cost $3,138,214)		$ 3,747,330

Short-Term Investments — 3.7%

Other — 3.7%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.12%(4)	8,391,384	$ 8,392,223
Total Short-Term Investments (identified cost $8,392,223)		$ 8,392,223
Total Investments — 100.2% (identified cost $176,596,040)		$230,459,585

Other Assets, Less Liabilities — (0.2)%	$ (416,224)
Net Assets — 100.0%	$230,043,361

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Affiliated fund.
(2)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(3)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.
(4)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2020.

Calvert
Growth Allocation Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	23	Long	3/19/21	$4,311,120	$126,208
Interest Rate Futures
U.S. 2-Year Treasury Note	57	Long	3/31/21	12,595,664	10,952
U.S. 5-Year Treasury Note	(55)	Short	3/31/21	(6,939,023)	(13,377)
U.S. Ultra-Long Treasury Bond	(22)	Short	3/22/21	(4,698,375)	32,948
					$156,731
During the fiscal year to date ended December 31, 2020, the Fund used futures contracts to facilitate the periodic rebalancing of its portfolio to maintain its target asset allocation and to make tactical asset allocations.
At December 31, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
At December 31, 2020, the value of the Fund's investment in affiliated funds was $226,712,255, which represents 98.6% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended December 31, 2020 were as follows:
Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gain distributions received	Shares/Units, end of period

Cash Reserves Fund, LLC	$ 7,702,956	$10,303,438	$(9,614,171)	$ (153)	$ 153	$ 8,392,223	$ 1,264	$ —	8,391,384
Emerging Markets Advancement Fund, Class I	10,914,406	16,490	(65,000)	178	2,037,721	12,903,795	16,490	—	1,019,257
Emerging Markets Equity Fund, Class R6	10,890,928	4,357,026	(695,029)	9,252	2,702,096	17,264,273	79,996	—	777,320
Equity Fund, Class R6	8,174,067	433,282	—	—	518,045	9,125,394	22,029	206,253	116,708
Floating-Rate Advantage Fund, Class R6	5,535,820	55,866	(700,000)	(42,861)	157,404	5,006,229	55,866	—	530,321
High Yield Bond Fund, Class I	5,597,601	20,952	(5,629,244)	535,234	(524,543)	—	20,953	—	—
High Yield Bond Fund, Class R6	—	5,662,380	(1,756,000)	10,642	134,845	4,051,867	33,136	—	149,240
International Equity Fund, Class R6	20,793,489	2,116,815	(2,849,598)	7,219	2,928,720	22,996,645	114,218	—	921,340
International Opportunities Fund, Class R6	17,670,191	1,056,799	(1,263,054)	6,562	2,272,499	19,742,997	168,744	—	989,128

Calvert
Growth Allocation Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gain distributions received	Shares/Units, end of period
International Responsible Index Fund, Class R6	$ 12,765,779	$ 3,223,780	$(3,894,774)	$ 20,076	$ 1,721,421	$ 13,836,282	$ 177,007	$ —	494,329
Mid-Cap Fund, Class I	3,333,882	33,860	(1,000)	37	459,419	3,826,198	6,932	26,928	82,497
Small-Cap Fund, Class R6	6,022,527	36,901	—	—	1,458,296	7,517,724	11,901	—	232,819
US Large-Cap Core Responsible Index Fund, Class R6	39,193,967	410,063	(1,701,000)	460,446	4,254,006	42,617,482	410,064	—	1,239,962
US Large-Cap Growth Responsible Index Fund, Class I	12,147,386	289,190	—	—	1,244,053	13,680,629	68,187	168,002	309,937
US Large-Cap Value Responsible Index Fund, Class I	29,735,795	3,949,784	—	—	4,754,251	38,439,830	566,171	141,613	1,438,616
US Mid-Cap Core Responsible Index Fund, Class I	3,361,590	3,010,022	—	—	939,075	7,310,687	52,576	132,446	210,683
Totals				$ 1,006,632	$25,057,461	$226,712,255	$1,805,534	$675,242
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Mutual Funds	$218,320,032	$—	$—	$218,320,032
U.S. Treasury Obligations	—	3,747,330	—	3,747,330
Short-Term Investments	—	8,392,223	—	8,392,223
Total Investments	$218,320,032	$12,139,553	$ —	$230,459,585
Futures Contracts	$170,108	$ —	$ —	$170,108
Total	$218,490,140	$12,139,553	$ —	$230,629,693

Calvert
Growth Allocation Fund
December 31, 2020
Schedule of Investments (Unaudited) — continued

Liability Description	Level 1	Level 2	Level 3	Total
Futures Contracts	$(13,377)	$ —	$ —	$(13,377)
Total	$(13,377)	$ —	$ —	$(13,377)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
4